Organization and principal activities (Liquidity) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Net Cash Provided by (Used in) Operating Activities	¥ 3,799,581	$ 553,616	¥ 2,779,880	¥ 1,887,849
Working Capital	2,200
Cash, Cash Equivalents, and Short-term Investments	¥ 7,000,000